Business Combination (Tables)	12 Months Ended
Dec. 31, 2015
Space Monkey Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Space Monkey	$404
Deferred tax liability	(1,106)
Intangible assets (See Note 10)	8,300
Goodwill	7,402

Total estimated fair value of the assets acquired and liabilities assumed	$15,000

Smartrove Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The associated goodwill is not deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Smartrove—Cash	$3
Deferred income tax liability	(1,533)
Intangible assets (See Note 10)	4,040
Goodwill	1,765

Total fair value of the assets acquired and liabilities assumed	$4,275

Wildfire Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Wildfire	$96
Intangible assets (See Note 10)	2,900
Goodwill	504

Total cash consideration	$3,500